Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
The provision / (credit) for income taxes consist of:
Current tax expenses: Hong Kong profits tax and the PRC EIT | $	$ 0		$ (346)		$ 0
Income tax (credit) / expense | $	0		(346)		0
Deferred tax expenses: Hong Kong and the PRC | $	37		34		28
Total deferred tax expense / (credit) | $	37		34		28
Total expense / (credit) | $	$ 37		$ (312)		$ 28
ZHEJIANG TIANLAN
The provision / (credit) for income taxes consist of:
Current PRC EIT | ¥		¥ 28		¥ 2		¥ 4,237
Income tax (credit) / expense | ¥		28		2		4,237
Deferred tax expense / (credit) | ¥		268		(7,969)		(405)
Total deferred tax expense / (credit) | ¥		268		(7,969)		(405)
Total expense / (credit) | ¥		¥ 296		¥ (7,967)		¥ 3,832